Equity (Tables)	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
Schedule of Dividends Payable
The following table reflects the distributions declared on the common shares of the Company during the years ended December 31, 2024, and December 31, 2023:

			Dividend amount per share		Total dividend amount
Declaration Date	Record Date	Payment Date	CAD	USD (1)	CAD	USD (1)
March 13, 2024	March 25, 2024	April 2, 2024	$0.020	$0.015	$516	$383
May 9, 2024	May 22, 2024	May 31, 2024	0.020	0.015	516	375
August 8, 2024	August 22, 2024	August 30, 2024	0.020	0.015	516	375
November 7, 2024	November 22, 2024	November 29, 2024	0.020	0.014	518	373
					$2,066	$1,506
March 22, 2023	April 4, 2023	April 14, 2023	$0.020	$0.016	$444	$324
May 10, 2023	May 18, 2023	May 31, 2023	0.020	0.015	444	331
August 9, 2023	August 22, 2023	August 31, 2023	0.020	0.015	515	386
November 8, 2023	November 20, 2023	November 30, 2023	0.020	0.015	515	373
					$1,918	$1,414
______________
(1)Dividends are issued and paid in CAD. For reporting purposes, amounts recorded in equity are translated to USD using the daily exchange rate on the date of declaration.
The following table reflects the distributions declared on the common shares of the Company during the nine months ended September 30, 2025 and September 30, 2024:

			Dividend amount per share		Total dividend amount
Declaration Date	Record Date	Payment Date	CAD	USD ¹	CAD	USD ¹
March 13, 2025	April 3, 2025	April 10, 2025	$0.08	$0.06	$573	$399
May 15, 2025	May 27, 2025	June 2, 2025	0.08	0.06	573	410
August 7, 2025	August 19, 2025	August 25, 2025	0.08	0.06	586	427
					$1,732	$1,236

			Dividend amount per share		Total dividend amount
Declaration Date	Record Date	Payment Date	CAD	USD ¹	CAD	USD ¹
March 13, 2024	March 25, 2024	April 2, 2024	$0.08	$0.06	$516	$383
May 9, 2024	May 22, 2024	May 31, 2024	0.08	0.06	516	375
August 8, 2024	November 22, 2024	November 29, 2024	0.08	0.06	518	375
					$1,550	$1,133
_______________
(1)Dividends were issued and paid in CAD. For reporting purposes, amounts recorded in equity were translated to USD using the daily exchange rate on the date of declaration. Going forward, the Company expects to declare and pay dividends in USD.

Accumulated other comprehensive income (loss)
Accumulated other comprehensive income (loss)

	Unrealized investment gains (losses) on available-for-sale securities	Unrealized gains (losses) on hedging instruments	Remeasurement gains (losses) on future policy benefits related to discount rate	Cumulative translation adjustment	Accumulated other comprehensive income (loss)
Balance at December 31, 2023	$(28,872)	$—	$77,816	$(21,858)	$27,086
Other comprehensive income (loss), before reclassifications	7,902	(5,192)	7,593	—	10,303
Less: reclassification adjustments for gains (losses) realized	(348)	—	—	—	(348)
Less: Income tax expense (benefit)	—	—	—	—	—
Balance at December 31, 2024	$(21,318)	$(5,192)	$85,409	$(21,858)	$37,041

	Unrealized investment gains (losses) on available-for-sale securities	Unrealized gains (losses) on hedging instruments	Remeasurement gains (losses) on future policy benefits related to discount rate	Cumulative translation adjustment	Accumulated other comprehensive income (loss)
Balance at December 31, 2022	$(40,643)	$—	$99,739	$(21,858)	$37,238
Other comprehensive income (loss), before reclassifications	11,513	—	(21,923)	—	(10,410)
Less: reclassification adjustments for gains (losses) realized	258	—	—	—	258
Less: Income tax expense (benefit)	—	—	—	—	—
Balance at December 31, 2023	$(28,872)	$—	$77,816	$(21,858)	$27,086
Accumulated other comprehensive income (loss)

	Unrealized investment gains (losses) on available-for-sale securities	Unrealized gains (losses) on hedging instruments	Remeasurement gains (losses) on future policy benefits related to discount rate	Cumulative translation adjustment	Accumulated other comprehensive income (loss)
Balance at December 31, 2024	$(21,318)	$(5,192)	$85,409	$(21,858)	$37,041
Other comprehensive income (loss), before reclassifications	5,926	4,193	(15,167)	—	(5,048)
Less: reclassification adjustments for gains (losses) realized	(258)	(1,044)	—	—	(1,302)
Less: Income tax expense (benefit)	—	—	—	—	—
Balance at September 30, 2025	$(15,134)	$45	$70,242	$(21,858)	$33,295

	Unrealized investment gains (losses) on available-for-sale securities	Unrealized gains (losses) on hedging instruments	Remeasurement gains (losses) on future policy benefits related to discount rate	Cumulative translation adjustment	Accumulated other comprehensive income (loss)
Balance at December 31, 2023	$(28,872)	$—	$77,816	$(21,858)	$27,086
Other comprehensive income (loss), before reclassifications	10,848	4,568	(9,740)	—	5,676
Less: reclassification adjustments for gains (losses) realized	43	—	—	—	43
Less: Income tax expense (benefit)	—	—	—	—	—
Balance at September 30, 2024	$(18,067)	$4,568	$68,076	$(21,858)	$32,719